Segment information and geographic data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 14,779	$ 22,652	$ 34,280
Income/(loss) before income tax	(28,898)	(23,017)	(9,855)
Reportable Segment
Total revenue	21,565	29,165	37,568
Income/(loss) before income tax	(28,575)	(22,707)	(9,698)
Intersegment
Total revenue	(6,786)	(6,513)	(3,288)
Income/(loss) before income tax	$ (323)	$ (310)	$ (157)